SCHEDULE OF COMPANY’S WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revolving Loan And Promissory Note- Related Party
Warrants outstanding beginning	1,161,195
Weighted average exercise price per share, beginning	$ 287.50
Weighted average remaining contractual term	3 years 11 months 1 day	5 years
Warrants granted
Warrants cancelled
Warrants exercised
Warrants outstanding beginning	1,161,195	1,161,195
Weighted average exercise price per share, ending	$ 287.50	$ 287.50
Warrants exercisable	1,161,195